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            TWO PORTLAND SQUARE, PORTLAND, ME 04101 1-800-754-8758

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                                                                 March 31, 2006
Dear Shareholder:

    The Sound Shore Fund ended March 31, 2006 with a net asset value of $37.80. The total return of 3.19% for the quarter lagged the Standard & Poor's 500 Index ("S&P 500") and the Dow Jones Industrial Average ("DJIA") which rose 4.21% and 4.25%, respectively. For the 12 months ended March 31, 2006, the Fund has gained 13.52% versus 11.73% for the S&P 500 and 8.27% for the DJIA.

    We are required by the SEC to say that: PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S 1, 5, 10, AND 15-YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2006 WERE 13.52%, 7.48%, 11.68%, AND 13.21%, RESPECTIVELY. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL (800) 551-1980 OR VISIT THE FUND'S WEBSITE AT WWW.SOUNDSHOREFUND.COM.

    The US and every major world equity market moved higher in the first quarter as global economies remained strong. This economic health gave investors confidence that domestic corporate earnings growth will likely exceed consensus forecasts of approximately 8% for 2006. Improving capacity utilization rates across the industrial economy provided a strong tailwind for telecommunications, materials, and energy stocks, which led the market for the quarter. Concerns about weaker consumer demand and higher interest rates proved relatively modest by comparison.

    This continued to be a market of stocks and identifying the "haves" versus the "have-nots" proved as important as ever. Although health care was one of the worst performing groups for the quarter, CIGNA and Thermo Electron were two of our strongest performers, each gaining about 20%. Having restructured itself into one of the country's leading HMOs, CIGNA increasingly finds itself on the frontline of a national strategic imperative -- health care cost control. Their cost containment initiatives have fueled strong earnings growth. Thermo is now realizing the benefits of its 2005 expansion, through acquisition, in its world class laboratory test and measurement segment. Likewise, DIRECTV's solid gains stood in contrast to the lagging performance of most media stocks, as management outlined a better than expected profit and free cash flow growth profile.

    A few holdings detracted from these solid gainers in the first quarter. For example, Lyondell Chemical, which continues to generate robust financial results, declined almost 17%, due to concerns, mistaken in our view, regarding potential lead paint liability. Also, UnumProvident fell 10% as management provided a modest earnings outlook for its long-term disability products. And, although it announced a major corporate restructuring, Tyco trailed 7% due to lower than expected earnings and cash flow performance.

    The market's tug of war between good earnings momentum and upward pressure on interest rates seems likely to continue for the remainder of 2006. But, as you know, our focus is not on predicting

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macro-trends, but in calibrating risk/reward opportunities company by company.
Estimating when these values might be recognized by others is always a challenge, but we are mindful of the wisdom of legendary Texas football coach, Darrell Royal, who said, "Luck is what happens when preparation meets opportunity."

    We are pleased to highlight that Money Magazine named the Sound Shore Fund to its list of the best mutual funds for the 9th year in a row.* For more details, see our website, www.soundshorefund.com.

    Many thanks as always for your investment alongside us in the Fund.

Sincerely,

SOUND SHORE FUND

HARRY BURN, III
JOHN P. DEGULIS
T. GIBBS KANE, JR.
CO-PORTFOLIO MANAGERS

    *OVER THE YEARS, MONEY MAGAZINE HAS EXPANDED OR SHRUNK ITS LIST OF BEST FUNDS FROM 100 TO 50 TO THE CURRENT LIST OF 65 AS PRESENTED IN THE MAGAZINE'S FEBRUARY 2006 ISSUE. TO SELECT ITS ANNUAL LIST OF RECOMMENDED MUTUAL FUNDS, MONEY MAGAZINE, AMONG OTHER THINGS, LOOKS FOR FUNDS THAT CHARGE MINIMAL FEES, THAT STICK TO AN INVESTING STYLE, AND THAT PUT SHAREHOLDER INTERESTS AHEAD OF FUND MANAGEMENT.

    FUND RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE DOW JONES CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE.

    PERCENT OF NET ASSETS AS OF 3/31/06: CIGNA CORPORATION.: 2.91%; DIRECTV GROUP, INC.: 2.79%; LYONDELL CHEMICAL CORPORATION: 1.78%; THERMO ELECTRON
CORP.: 1.55%; TYCO INTERNATIONAL, LTD.: 1.53%; AND UNUMPROVIDENT CORP.: 2.38%.

    THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGERS AS OF 3/31/06 AND MAY NOT NECESSARILY REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND
(II) DO NOT CONSTITUTE INVESTMENT ADVICE. THIS LETTER MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS. DISTRIBUTED BY FORESIDE FUND SERVICES, LLC.

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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS
          MARCH 31, 2006 (UNAUDITED)

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
                                                SHARE        MARKET
                                                AMOUNT       VALUE
                                               --------- ---------------
        COMMON STOCK (96.0%)
        -------------------------------------------------------------------
        AUTO (2.9%)
        Honda Motor Co., Ltd. ADR              2,357,000 $    72,972,720
                                                         ---------------
        BANKS (5.4%)
        Bank of America Corp.                  1,512,500      68,879,250
        U.S. Bancorp                           2,227,000      67,923,500
                                                         ---------------
                                                             136,802,750
                                                         ---------------
        CONSUMER STAPLES (2.7%)
        Unilever NV ADR                          991,000      68,597,020
                                                         ---------------
        DIVERSIFIED FINANCIALS (2.5%)
        Morgan Stanley                         1,015,000      63,762,300
                                                         ---------------
        ENERGY (6.4%)
        El Paso Corp.                          2,860,000      34,463,000
        Royal Dutch Shell plc ADR              1,116,000      69,482,160
        Williams Cos., Inc.                    2,762,000      59,079,180
                                                         ---------------
                                                             163,024,340
                                                         ---------------
        HEALTH CARE (13.2%)
        Aetna, Inc.                              750,000      36,855,000
        Baxter International, Inc.             1,803,000      69,974,430
        Boston Scientific Corp. +              2,740,500      63,168,525
        Cigna Corp.                              566,500      73,996,230
        Kinetic Concepts, Inc. +                 163,500       6,731,295
        Laboratory Corp. of America Holdings +   762,000      44,561,760
        Thermo Electron Corp. +                1,062,000      39,389,580
                                                         ---------------
                                                             334,676,820
                                                         ---------------
        INDUSTRIALS (11.5%)
        CSX Corp.                                741,000      44,311,800
        JetBlue Airways Corp. +                3,630,500      38,918,960
        Southwest Airlines Co.                 4,909,500      88,321,905
        Tyco International, Ltd.               1,449,500      38,962,560
        Waste Management, Inc.                 2,327,000      82,143,100
                                                         ---------------
                                                             292,658,325
                                                         ---------------

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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          MARCH 31, 2006 (UNAUDITED)

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
                                                 SHARE        MARKET
                                                 AMOUNT       VALUE
                                                --------- ---------------
       INSURANCE (13.9%)
       Aon Corp.                                1,758,500 $    72,995,335
       Berkshire Hathaway, Inc., Class A +            416      37,585,600
       Chubb Corp.                                470,000      44,856,800
       Genworth Financial, Inc.                 1,823,000      60,942,890
       Marsh & McLennan Cos., Inc.              2,586,500      75,939,640
       UnumProvident Corp.                      2,958,500      60,590,080
                                                          ---------------
                                                              352,910,345
                                                          ---------------
       MATERIALS (3.5%)
       Lyondell Chemical Co.                    2,272,000      45,212,800
       Mosaic Co. +                             3,131,000      44,929,850
                                                          ---------------
                                                               90,142,650
                                                          ---------------
       MEDIA (13.7%)
       DIRECTV Group, Inc. +                    4,332,500      71,053,000
       Interpublic Group of Cos., Inc. +        5,512,500      52,699,500
       Liberty Media Corp., Class A +           8,437,000      69,267,770
       Time Warner, Inc.                        4,699,500      78,904,605
       Walt Disney Co.                          2,787,500      77,743,375
                                                          ---------------
                                                              349,668,250
                                                          ---------------
       PHARMACEUTICALS (4.4%)
       Pfizer, Inc.                             1,980,500      49,354,060
       Watson Pharmaceuticals, Inc. +           2,172,500      62,437,650
                                                          ---------------
                                                              111,791,710
                                                          ---------------
       TECHNOLOGY (11.6%)
       Agilent Technologies, Inc. +             1,027,500      38,582,625
       Diebold, Inc.                              738,500      30,352,350
       Flextronics International, Ltd. +        3,655,500      37,834,425
       Freescale Semiconductor, Inc., Class A + 2,736,500      76,102,065
       Hewlett Packard Co.                      1,136,500      37,390,850
       Symantec Corp. +                         4,486,000      75,499,380
                                                          ---------------
                                                              295,761,695
                                                          ---------------

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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          MARCH 31, 2006 (UNAUDITED)

================================================================================

                                                            SHARE         MARKET
                                                            AMOUNT        VALUE
                                                          ----------- --------------
TELECOMMUNICATIONS (2.3%)
Sprint Nextel Corp.                                         2,220,000 $   57,364,800
                                                                      --------------
UTILITIES (2.0%)
AES Corp. +                                                 2,952,500     50,369,650
                                                                      --------------
TOTAL COMMON STOCK (COST $2,080,739,720)                              $2,440,503,375
                                                                      --------------

MONEY MARKET FUND (4.9%)
-------------------------------------------------------------------------------------
Citi/SM/ Institutional Liquid Reserves, Class A           124,787,789 $  124,787,789
                                                                      --------------
TOTAL MONEY MARKET FUND (COST $124,787,789)                           $  124,787,789
                                                                      --------------
TOTAL INVESTMENTS (100.9%) (COST $2,205,527,509)                      $2,565,291,164
OTHER ASSETS LESS LIABILITIES (-0.9%)                                    (21,549,348)
                                                                      --------------
NET ASSETS (100.0%) (SHARES OUTSTANDING 67,286,335)                   $2,543,741,816
                                                                      ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)             $        37.80
                                                                      ==============

+ Non-income producing security.
ADR -- American Depository Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

                  Gross Unrealized Appreciation $396,713,557
                  Gross Unrealized Depreciation  (36,949,902)
                                                ------------
                  Net Unrealized Appreciation   $359,763,655
                                                ============

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INVESTMENT ADVISER
Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR
Citigroup Fund Services, LLC
Portland, Maine

DISTRIBUTOR
Foreside Fund Services, LLC
Portland, Maine

TRANSFER AND
DISTRIBUTION PAYING AGENT
Citigroup Fund Services, LLC
Portland, Maine

CUSTODIAN
Citibank, N.A.
New York, New York

COUNSEL
Dechert LLP
New York, New York

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, Massachusetts

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

SOUND SHORE FUND, INC.

Two Portland Square
Portland, ME 04101
http://www.soundshorefund.com

QUARTERLY LETTER TO SHAREHOLDERS
(Unaudited)

MARCH 31, 2006

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